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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09477

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                         VOYA VARIABLE INSURANCE TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)        With copies to:

              Theresa K. Kelety, Esq.            Elizabeth J. Reza, Esq.
               Voya Investments, LLC                Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100      Prudential Tower,
                Scottsdale, AZ 85258               800 Boylston Street
                                                    Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: December 31

      Date of reporting period: July 1, 2018 - June 30, 2019

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-09477
Reporting Period: 07/01/2018 - 06/30/2019
Voya Variable Insurance Trust


====================== VY(R) Goldman Sachs Bond Portfolio ======================


BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U700
Meeting Date: NOV 21, 2018   Meeting Type: Special
Record Date:  SEP 24, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Bruce R. Bond            For       For          Management
1a.2  Elect Director Susan J. Carter          For       For          Management
1a.3  Elect Director Collette Chilton         For       For          Management
1a.4  Elect Director Neil A. Cotty            For       For          Management
1a.5  Elect Director Robert Fairbairn         For       For          Management
1a.6  Elect Director Lena G. Goldberg         For       For          Management
1a.7  Elect Director Robert M. Hernandez      For       For          Management
1a.8  Elect Director Henry R. Keizer          For       For          Management
1a.9  Elect Director Cynthia A. Montgomery    For       For          Management
1a.10 Elect Director Donald C. Opatrny        For       For          Management
1a.11 Elect Director John M. Perlowski        For       For          Management
1a.12 Elect Director Joseph P. Platt          For       For          Management
1a.13 Elect Director Mark Stalnecker          For       For          Management
1a.14 Elect Director Kenneth L. Urish         For       For          Management
1a.15 Elect Director Claire A. Walton         For       For          Management



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA VARIABLE INSURANCE TRUST

By:    /s/ Dina Santoro
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       Dina Santoro
       President

Date:  August 28, 2019